Cover	Aug. 20, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 20, 2020
Entity File Number	001-37615
Entity Registrant Name	Atlantic Capital Bancshares, Inc.
Entity Central Index Key	0001461755
Entity Tax Identification Number	20-5728270
Entity Incorporation, State or Country Code	GA
Entity Address, Address Line One	945 East Paces Ferry Rd. NE, Suite 1600
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30326
City Area Code	404
Local Phone Number	995-6050
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	ACBI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false